Goodwill and Other Intangible Assets, Net - Changes in carrying amount of goodwill (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill Roll Forward
Goodwill beginning balance	¥ 600,329	¥ 150,720
Sales of directly-operated salons, and closure of directly-operated salons	(60,839)	(13,776)
Goodwill ending balance	539,490	600,329	¥ 150,720
Goodwill impairment losses	¥ 0	0	¥ 0
ZACC
Goodwill Roll Forward
Acquisitions		167,241
SAWAN CO. LTD. ("SAWAN")
Goodwill Roll Forward
Acquisitions		110,881
Relaxation Salons
Goodwill Roll Forward
Acquisitions		¥ 185,263